Summary of significant accounting policies (Finance Receivables on Nonaccrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 42,534	¥ 33,802
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	8,107	7,629
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	682	5,562
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	16,122	11,573
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	16,801	8,592
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 822	¥ 446